Segmented Information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Disclosure of operating segments
	Canada	Peru(1)	Total
Restricted cash	$165	$-	$165
Prepaid expenses and deposits, non-current	243	-	243
Property and equipment, net	1,222	-	1,222
Mineral property interests	160,772	-	160,772
Balance at December 31, 2020	$162,402	$-	$162,402

	Canada	Peru(1)	Total
Restricted cash	$115	$-	$115
Prepaid expenses and deposits, non-current	-	149	149
Property and equipment, net	1,202	70	1,272
Mineral property interests	35,145	4,569	39,714
Balance at December 31, 2019	$36,462	$4,788	$41,250

 (1) On October 9, 2020, the Peruvian operations were spun out to the Spincos as part of the Transaction (note 4i), and are disclosed as discontinued operations in the consolidated statement of loss and comprehensive loss and consolidated statement of cash flows.